Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2024